Note 16 - Subsequent Events	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
16
.
SUBSEQUENT EVENTS

See Note
3
for information related to the asset-based lending credit facility entered into subsequent to year end. As of the filing date of this Form
10
-K, the Company had borrowings of
$11,448,646
outstanding under the asset-based lending credit facility. See Note
3
for information about forgiveness of the Company's PPP Loan subsequent to year end. See Note
5
for information related to the Company's planned facility in Sinton, Texas announced subsequent to year end.